Net income (loss) per share - Schedule of potential dillutive securities excluded from diluted per share calculation (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	10,951,359	60,665,875	55,676,007
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	0	50,657,042	45,786,714
Outstanding share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	9,981,394	9,874,165	9,887,125
RSU
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	967,797	132,500	0
Treasury stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially diluted securities (in shares)	2,168	2,168	2,168